Fair Value of Financial Instruments - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative, Gain, Statement of Income or Comprehensive Income [Extensible Enumeration]	Gain on fair value of derivative liability
Warrant liabilities, noncurrent	$ 9	$ 252
Gain on fair value of warrant liabilities	242	$ 1,595
Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value price of warrants (in dollars per share)		$ 0.29
Warrant liabilities, noncurrent	6	$ 200
Gain on fair value of warrant liabilities	$ 200	$ 300
PIPE Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value price of warrants (in dollars per share)	$ 0.01	$ 0.29
Warrant liabilities, noncurrent	$ 3	$ 100
Gain on fair value of warrant liabilities	100	1,300
2026 Notes | Convertible notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of derivative liability	100	8,000
Gain on fair value of derivative liability	$ 7,500	$ 53,800